Supplemental Financial Data	12 Months Ended
Dec. 31, 2010
Supplemental Financial Data [Abstract]
Supplemental Financial Data
NOTE 22.	SUPPLEMENTAL FINANCIAL DATA

Components of other operating expenses in excess of 1% of total revenue are as follows:

	Years Ended December 31,
	2010	2009
Security	$356,803	$441,227
Computer expenses	1,046,775	980,400
Audit and professional fees	797,478	559,498
Telephone expenses	243,817	254,008
FDIC insurance assessments	1,416,624	793,889
Other real estate expenses	534,015	1,611,024

The following information presents the condensed balance sheets, statements of operations and cash flows of Capitol City Bancshares, Inc., as of and for the years ended December 31, 2010 and 2009:

CONDENSED BALANCE SHEETS

	2010	2009
Assets
Cash	$14,584	$61,546
Investment in subsidiaries	12,935,586	13,569,267
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	81,639	46,224

Total assets	$13,184,809	$13,830,037

Other liabilities	$264,654	$98,444
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	9,241,905	10,053,343

Total liabilities and stockholders' equity	$13,184,809	$13,830,037

CONDENSED STATEMENTS OF OPERATIONS

	2010	2009
Income
Interest income	$943	$5,425
Dividends from bank subsidiary	25,000	250,000
Other income	816	—

Total income	26,759	255,425

Expense
Interest expense	144,786	159,530
Other expenses	64,723	573,038

Total expenses	209,509	732,568

Income (loss) before income tax benefit and equity 10 in undistributed income (loss) of subsidiaries	(182,750)	(477,143)

Income tax benefit	—	244,272

Loss before equity in undistributed income (loss) of subsidiaries	(182,750)	(232,871)

Equity in undistributed income (distributions in excess of earnings) of subsidiaries	219,780	(10,335,067)

Net income (loss)	$37,030	$(10,567,938)

CONDENSED STATEMENTS OF CASH FLOWS

	2010	2009
Operating activities
Net income (loss)	$37,030	$(10,567,938)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries	(244,780)	10,085,067
Net other operating activities	130,793	221,235

Net cash used in operating activities	(76,957)	(261,636)

Investing activities
Capital contribution in bank	(193,050)	(1,617,630)

Net cash used in investing activities	(193,050)	(1,617,630)

Financing activities
Repayment of note payable	—	(91,750)
Proceeds from issuance of preferred stock	—	607,800
Cash dividends received from subsidiary	25,000	250,000
Payment of dividends on preferred stock	(62,155)	(50,000)
Proceeds from issuance of common stock under secondary stock offering	254,450	957,320
Proceeds from issuance of common stock under ESOP plan	5,750	4,730
Proceeds from exercise of stock options	—	52,510

Net cash provided by financing activities	223,045	1,730,610

Net decrease in cash	(46,962)	(148,656)

Cash at beginning of year	61,546	210,202

Cash at end of year	$14,584	$61,546